Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

26. Related party balances and transactions

Related parties’ relationships as follows:

Name	Relationship
Hongyu Zhang	Former Shareholder; director of various subsidiaries
Limin Liu	Chief Executive Officer
Bingzhong Wang	Director of the Company
Ming Ni	Chief Operating Officer
Pengyuan Fan	Director of the Company
Mrs. Wang	Spouse of Mr. Bingzhong Wang
Northstar	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023
Polaris Investment Management PTE Limited	Related companies of Polaris Technologies Group Limited
Antpool Technologies Limited	Shareholder of Northstar
Folius Venture LLC	Shareholder
LSQ Investment Fund SPC – Next Generation Fund I SP	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager

Related parties’ balance are consisted of the following:

	For the years ended March 31,
	2025	2024
Continuing operation	US$	US$
a. Digital assets payables
Northstar	—	2,934,976
Mrs. Wang	10,602,787	4,330,653
Mr. Ni Ming	87,270	1,283,860
Mr. Fan Peng Yuan	12,757	—
Folius Venture LLC	—	377,370
Total	10,702,814	8,926,859

b. Payable to customer
Northstar	10,483	3,548
Folius Venture LLC	76	962,689
Mrs. Wang	671,405	3,032,712
Mr. Fan Peng Yuan	787	—
Mr. Ni Ming	8,807	28,806
LSQ Investment Fund SPC – Next Generation Fund I SP	—	37,607,220
Total	691,558	41,634,975

c. Other payables
Polaris Investment Management PTE Limited	460,075	—
Northstar	40	1,000,040

Related parties’ transactions are consisted of the following:

	For the years ended March 31,
	2025 US$	2024 US$
Derivative products entered with Northstar	88,965,528	139,393,093
Derivative products expired to Northstar	(88,965,528)	(154,095,287)
Derivative products entered with Mrs. Wang	31,714,755	20,234,318
Derivative products expired to Mrs. Wang	(22,167,525)	(19,313,245)
Derivative products entered with Mr. Ni Ming	2,631,497	1,381,552
Derivative products expired to Mr. Ni Ming	(2,541,024)	(119,535)
Derivative products entered with Mr. Fan Peng Yuan	13,000	—
Derivative products expired to Mr. Fan Peng Yuan	(288)
Derivative products entered with LSQ Investment Fund SPC – Next Generation Fund I SP	—	29,811,264
Derivative products expired to LSQ Investment Fund SPC – Next Generation Fund I SP	—	(34.575,494)
Derivative products entered with Folius Venture LLC	1,029,928	29,811,264
Derivative products expired to Folius Venture LLC	(1,029,928)	(34,575,494)

Note:

(a)	All amounts are due on demand, non-interest bearing and unsecured.